UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

             (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

03/31

Date of reporting period: 6/30/12

Item 1.  Schedule of Investments.

GPS MULTIPLE STRATEGY FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value
	COMMON STOCKS - 11.6%
	APPAREL - 1.4%
5,000	Michael Kors Holdings Ltd. *	$ 209,200

	COMPUTERS - 3.8%
1,000	Apple, Inc. * ^	584,000

	INTERNET - 5.7%
1,000	Baidu, Inc. - ADR * ^	114,980
1,000	F5 Networks, Inc. *	99,560
1,000	Google, Inc. * ^	580,070
1,000	Netflix, Inc.	68,470
		863,080
	SEMICONDUCTORS - 0.7%
2,000	QUALCOMM, Inc.	111,360

	TOTAL COMMON STOCKS - Cost ($1,850,350)	1,767,640
Principal
	CORPORATE BONDS & NOTES - 16.6%
	AIRLINES - 0.7%
100,000	Southwest Airlines Co., 5.125% 3/1/17	110,840

	BANKS - 1.6%
60,000	Barclays Bank PLC, 3.90%, 4/7/15	62,060
60,000	Goldman Sachs Group, Inc. (The), 5.00%, 10/1/14	62,587
50,000	Goldman Sachs Group, Inc. (The), 5.45%, 11/1/12	50,717
60,000	HSBC Bank USA, 4.625%, 4/1/14	62,492
		237,856
	BIOTECHNOLOGY - 0.7%
100,000	Amgen, Inc., 4.50%, 3/15/20	109,561

	COAL - 0.3%
50,000	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	43,125

	COMMERCIAL SERVICES - 0.8%
50,000	Block Financial LLC., 7.875%, 1/15/13	51,518
60,000	Western Union Co. (The), 3.65%, 8/22/18	64,963
		116,481
	COSMETICS/PERSONAL CARE - 0.7%
100,000	Colgate - Palmolive Co., 2.625%, 5/1/17	106,978

	DIVERSIFIED FINANCIAL SERVICES - 2.4%
200,000	Ford Motor Credit Co. LLC, 3.875%, 1/15/15	206,318
60,000	General Electric Capital Corp., 2.95%, 5/9/16	62,007
100,000	ORIX, Corp., 5.00%, 1/12/16	104,869
		373,194
	FOOD - 1.1%
50,000	Dean Foods Co., 7.00%, 6/1/16	53,000
100,000	Kellogg Co., 4.00%, 12/15/20	110,099
		163,099
	HOME FURNISHINGS - 0.7%
100,000	Whirlpool Corp., 8.60%, 5/1/14	111,406

	INSURANCE - 0.4%
60,000	Aflac, Inc., 3.45%, 8/15/15	63,291

	IRON/STEEL - 0.9%
100,000	ArcelorMittal, 6.125%, 6/1/18	101,115
50,000	United Sates Steel Corp., 6.05%, 6/1/17	48,625
		149,740
GPS MULTIPLE STRATEGY FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)(Continued)
Shares		Value
	LODGING - 0.4%
50,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	56,785

	MINING - 1.2%
60,000	Alcoa, Inc., 6.75%, 7/15/18	67,830
100,000	Southern Copper Corp., 6.375%, 7/27/15	111,650
		179,480
	OFFICE/BUSINESS - 0.4%
60,000	Pitney Bowes, Inc., 4.75%, 5/15/18	60,260

	OIL & GAS - 1.8%
50,000	Chesapeake Energy Corp., 6.875%, 8/15/18	49,750
100,000	Petrohawk Energy Corp., 7.25%, 8/15/18	112,931
100,000	Transocean, Inc., 4.95%, 11/15/15	107,487
		270,168
	PHARMACEUTICALS - 0.5%
60,000	Johnson & Johnson, 5.55%, 8/15/17	72,763

	RETAIL- 0.8%
100,000	Macys Department Stores Co., 7.45%, 10/15/16	117,082

	TELECOMMUNICATIONS - 1.2%
100,000	America Movil, 5.00%, 10/16/19	113,482
60,000	Cisco System, Inc., 3.15%, 3/14/17	65,153
		178,635

	TOTAL CORPORATE BONDS & NOTES - (Cost - $2,473,245)	2,520,744

	MUNICIPAL BONDS - 8.9%
100,000	California Qualified School Bond Joint Power Authority, 5.889%, 9/1/20	111,523
105,000	Central Weber Sewer Improvement District, 4.79%, 3/1/19	117,385
100,000	Contra Costa County Fire Protection District, 4.96%, 8/1/18	110,780
100,000	County of Leon FL, 4.80%, 10/1/18	102,532
100,000	County of Miami - Dade FL, 4.25%, 4/1/19	105,170
50,000	Danville-Pittsylvania Regional Facility Authority, 4.75%, 9/1/19	49,519
100,000	Government Development Bank for Puerto Rico, 4.704%, 5/1/16	104,365
100,000	Metropolitan Transportation Authority, 5.013%, 11/15/20	112,539
100,000	Municipal Electric Authority of Georgia, 3.57%, 1/1/19	105,150
100,000	South Jersey Port Corp, 6.052%, 1/1/19	110,323
100,000	State of California, 6.2%, 10/1/19	118,673
100,000	State of Illinois, 4.35%, 6/1/18	103,460
100,000	Washington Economic Development Finance Authority, 4.50%, 10/1/18	106,712

	TOTAL MUNICIPAL BONDS - (Cost - $1,347,711)	1,358,131

Contracts
	PURCHASED CALL OPTIONS - 3.2%
10	Amazon.com, Inc.	$ 10,000
	Expiration January 2013, Exercise Price $220.00
10	Baidu.com - ADR	27,200
	Expiration January 2013, Exercise Price $125.00
200	SPDR S&P 500 ETF Trust	316,000
	Expiration December 2013, Exercise Price $130.00
100	SPDR S&P 500 ETF Trust	129,000
	Expiration December 2013, Exercise Price $135.00
	TOTAL PURCHASED CALL OPTIONS - (Cost $480,312)	482,200
GPS MULTIPLE STRATEGY FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)(Continued)
Shares		Value
	SHORT TERM INVESTMENTS - 47.6%
4,251,684	Highmark Diversified Money Market Fund, 0.0002% **	$ 4,251,684
3,000,000	United States Treasury Bills to yield 0.00%, 7/19/12 +	2,999,886
	TOTAL SHORT TERM INVESTMENTS (Cost - $7,251,570)	7,251,570

	TOTAL INVESTMENTS - 87.9% (Cost - $13,426,540)(a)	13,380,285
	CALL OPTIONS WRITTEN - (1.2) %	(180,950)
	PUT OPTIONS WRITTEN - (3.1) %	(476,650)
	OTHER ASSETS LESS LIABILITIES - 16.4%	2,496,078
	NET ASSETS - 100.0%	$ 15,218,763

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (1.2) %
10	Apple, Inc.
	Expiration July 2012, Exercise Price $600.00	$ 5,800
10	Amazon.Com, Inc.
	Expiration July 2012, Exercise Price $230.00	4,710
20	Baidu.com - ADR
	Expiration July 2012, Exercise Price $135.00	240
20	Google, Inc.
	Expiration July 2012, Exercise Price $635.00	5,500
300	SPDR S&P 500 ETF Trust
	Expiration January 2012, Exercise Price $131.00	164,700
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $77,232)	$ 180,950

Contracts		Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (3.1) %
10	Apple, Inc.
	Expiration January 2013, Exercise Price $425.00	$ 10,150
300	SPDR S&P 500 ETF Trust
	Expiration July 2012, Exercise Price $131.00	16,500
1,000	SPDR S&P 500 ETF Trust
	Expiration December 2012, Exercise Price $125.00	450,000
	TOTAL PUT OPTIONS WRITTEN - (Proceeds $874,443)	$ 476,650

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
^ Subject to written call option
+ All or portion of the securities are segregated as collateral for options written.
ADR - American Depository Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options written is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 515,617
	Unrealized depreciation:	(244,445)
	Net unrealized appreciation	$ 271,172

PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's assets carried at fair value:

Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 1,767,640	$ -	$ -	$ 1,767,640
Corporate Bonds & Notes			2,520,744
Municipal Bonds		-	1,358,131	-	1,358,131
Purchased Call Options		482,200	-	-	482,200
Short-Term Investments		7,251,570	-	-	7,251,570
	Total	$ 9,501,410	$ 3,878,875	$ -	$ 13,380,285
Liabilities
Call Options Written		$ 180,950	$ -	$ -	$ 180,950
Put Options Written		476,650	-	-	476,650
	Total	$ 657,600	$ -	$ -	$ 657,600

The Fund did not hold any Level 3 securities during the period.

There were no significant transfers between Level 1 or Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 or Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of June 30, 2012 categorized by risk exposure.

Changes in unrealized appreciation/(depreciation) on derivatives:
Equity Contracts
Purchased Options	$ 116,150
Written options	112,063
Total	$ 228,213

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at June 30, 2012 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

8/29/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

8/29/12